Breakdown of Financial Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Non-current financial assets	€ 5,339	€ 5,201
Current financial assets	1,800	1,078
Investments
Disclosure of financial assets [line items]
Non-current financial assets	585	616	€ 497
Credits and other financial assets
Disclosure of financial assets [line items]
Non-current financial assets	602	741	981
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	691	966	1,163
Current financial assets	139	209
Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	2,605	1,940
Current financial assets	461	352
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	945	1,049	1,019
Trade receivables | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(106)	(125)	(128)
Total	(3,048)	(2,992)	(2,891)
Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	17	14	€ 19
Telefonica, S.A.
Disclosure of financial assets [line items]
Non-current financial assets	5,339	5,201
Current financial assets	17,426	15,659
Total	22,765	20,860
Non-current financial assets, fair value	5,339	5,201
Current financial assets, fair value	17,426	15,659
Financial assets, fair value	22,765	20,860
Telefonica, S.A. | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	523	537
Current financial assets	312	293
Total	835	830
Telefonica, S.A. | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	2,912	2,326
Current financial assets	1,320	1,214
Total	4,232	3,540
Telefonica, S.A. | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	14	13
Current financial assets	0	0
Total	14	13
Telefonica, S.A. | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	247	224
Current financial assets	367	291
Total	614	515
Telefonica, S.A. | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Total	0	0
Telefonica, S.A. | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	218	289
Current financial assets	894	945
Total	1,112	1,234
Telefonica, S.A. | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	543	578
Current financial assets	0	0
Total	543	578
Telefonica, S.A. | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	2,441	1,785
Current financial assets	371	271
Total	2,812	2,056
Telefonica, S.A. | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	1,890	2,325
Current financial assets	15,794	14,152
Total	17,684	16,477
Telefonica, S.A. | Investments
Disclosure of financial assets [line items]
Non-current financial assets	585	616
Non-current financial assets, fair value	585	616
Telefonica, S.A. | Investments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	478	510
Telefonica, S.A. | Investments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	107	106
Telefonica, S.A. | Investments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	42	38
Telefonica, S.A. | Investments | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	543	578
Telefonica, S.A. | Investments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets
Disclosure of financial assets [line items]
Non-current financial assets	602	741
Non-current financial assets, fair value	602	741
Telefonica, S.A. | Credits and other financial assets | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	45	27
Telefonica, S.A. | Credits and other financial assets | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	14	13
Telefonica, S.A. | Credits and other financial assets | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	41	31
Telefonica, S.A. | Credits and other financial assets | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	18	9
Telefonica, S.A. | Credits and other financial assets | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	543	701
Telefonica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	691	966
Non-current financial assets, fair value	691	966
Telefonica, S.A. | Deposits and guarantees | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	691	966
Telefonica, S.A. | Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	2,605	1,940
Non-current financial assets, fair value	2,605	1,940
Telefonica, S.A. | Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	2,605	1,940
Telefonica, S.A. | Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	164	155
Telefonica, S.A. | Derivative instruments | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	2,441	1,785
Telefonica, S.A. | Derivative instruments | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	945	1,049
Current financial assets	10,612	10,422
Non-current financial assets, fair value	839	924
Current financial assets, fair value	7,564	7,430
Telefonica, S.A. | Trade receivables | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(106)	(125)
Current financial assets	(3,048)	(2,992)
Non-current financial assets, fair value	0	0
Current financial assets, fair value	0	0
Telefonica, S.A. | Trade receivables | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 1 (Quoted prices) | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	200	280
Current financial assets	850	854
Telefonica, S.A. | Trade receivables | Level 2 (Other directly observable market inputs) | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 3 (Inputs not based on observable market data) | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Held for trading | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Fair value option | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	200	280
Current financial assets	850	854
Telefonica, S.A. | Trade receivables | Debt instruments | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Equity instruments | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Hedges | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	745	769
Current financial assets	9,762	9,568
Telefonica, S.A. | Trade receivables | Amortized cost | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(106)	(125)
Current financial assets	(3,048)	(2,992)
Telefonica, S.A. | Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	17	14
Non-current financial assets, fair value	17	14
Telefonica, S.A. | Trade receivables for subleases | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	17	14
Telefonica, S.A. | Other financial assets
Disclosure of financial assets [line items]
Current financial assets	1,800	1,078
Current financial assets, fair value	1,800	1,078
Telefonica, S.A. | Other financial assets | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Current financial assets	312	293
Telefonica, S.A. | Other financial assets | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Current financial assets	470	360
Telefonica, S.A. | Other financial assets | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Other financial assets | Held for trading
Disclosure of financial assets [line items]
Current financial assets	367	291
Telefonica, S.A. | Other financial assets | Fair value option
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Other financial assets | Debt instruments
Disclosure of financial assets [line items]
Current financial assets	44	91
Telefonica, S.A. | Other financial assets | Equity instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Other financial assets | Hedges
Disclosure of financial assets [line items]
Current financial assets	371	271
Telefonica, S.A. | Other financial assets | Amortized cost
Disclosure of financial assets [line items]
Current financial assets	1,018	425
Telefonica, S.A. | Cash and cash equivalents
Disclosure of financial assets [line items]
Current financial assets	8,062	7,151
Current financial assets, fair value	8,062	7,151
Telefonica, S.A. | Cash and cash equivalents | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Held for trading
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Fair value option
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Debt instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Equity instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Hedges
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Current financial assets	€ 8,062	€ 7,151